Revenue Recognition - Schedule of Unamortized Installation Cost and Sales Commissions (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Balance at January 1, 2020	$ 274	$ 424
Incremental costs deferred	143	513
Deferred costs recognized	(332)	(663)
Balance at September 30, 2020	85	274
Installation Costs [Member]
Balance at January 1, 2020	187
Incremental costs deferred	83
Deferred costs recognized	(212)
Balance at September 30, 2020	58	187
Sales Commissions [Member]
Balance at January 1, 2020	87
Incremental costs deferred	60
Deferred costs recognized	(120)
Balance at September 30, 2020	$ 27	$ 87